ACCOUNTING PRINCIPLES (Policies)	12 Months Ended
Dec. 31, 2020
General Information About Financial Statements [Abstract]
Basis of presentation	1.1 Basis of presentation The consolidated financial statements have been prepared on a historical cost basis, except for equity instruments and certain trade receivables at fair value through other comprehensive income ("FVOCI"), financial assets at fair value through profit or loss ("FVTPL"), derivative financial instruments, biological assets and certain assets and liabilities held for sale, which are measured at fair value less cost to sell, inventories, which are measured at the lower of net realizable value or cost, and the financial statements of the Company’s Venezuelan tubular production facilities Industrias Unicon CA (“Unicon”) and the Company's Argentinian operation Acindar Industria Argentina de Aceros S.A. ("Acindar"), for which hyperinflationary accounting is applied (see note 2.2.2). The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and are presented in U.S. dollars with all amounts rounded to the nearest million, except for share and per share data.
Use of judgment and estimates	1.2 Use of judgment and estimates
The preparation of consolidated financial statements in conformity with IFRS recognition and measurement principles and, in particular, making the critical accounting judgments requires the use of estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Management reviews its estimates on an ongoing basis using currently available information. Changes in facts and circumstances or obtaining new information or more experience may result in revised estimates, and actual results could differ from those estimates.
The following summary provides further information about the Company’s critical accounting policies under which significant judgments, estimates and assumptions are made. It should be read in conjunction with the notes mentioned in the summary:
•Deferred tax assets (note 10.4): The Company assesses the recoverability of deferred tax assets based on future taxable income projections, which are inherently uncertain and may be subject to changes over time. Judgment is required to assess the impact of such changes on the measurement of these assets and the time frame for their utilization. In addition, the Company applies judgment to recognize income tax liabilities when they are probable and can be reasonably estimated depending on the interpretation, which may be uncertain, of applicable tax laws and regulations. ArcelorMittal periodically reviews its estimates to reflect changes in facts and circumstances.
•Provisions for pensions and other post-employment benefits (note 8.2): Benefit obligations and plan assets can be subject to significant volatility, in particular due to changes in market conditions and actuarial assumptions. Such assumptions differ by plan, take local conditions into account and include discount rates, expected rates of compensation increases, health care cost trend rates, mortality and retirement rates. They are determined following a formal process involving the Company's expertise and independent actuaries. Assumptions are reviewed annually and adjusted following actuarial and experience changes.
•Provisions (note 9): Provisions, which result from legal or constructive obligations arising as a result of past events, are recognized based on the Company's, and in certain instances, third-party's best estimate of costs when the obligation arises. They are reviewed periodically to take into consideration changes in laws and regulations and underlying facts and circumstances.
•Impairment of tangible and intangible assets, including goodwill (note 5.3): In the framework of the determination of the recoverable amount of assets, the estimates, judgments and assumptions applied for the value in use calculations relate primarily to growth rates, expected changes to average selling prices, shipments and direct costs. Assumptions for average selling prices and shipments are based on historical experience and expectations of future changes in the market. Discount rates are reviewed annually.
•Business combinations (note 2.2.3): Assets acquired and liabilities assumed as part of a business combination are recorded at their acquisition-date fair values. Similarly, consideration including consideration receivable and contingent consideration is measured at fair value. Determining the fair value of identifiable assets and liabilities requires the use of valuation techniques which may include judgment and estimates and which may affect the allocation of the amount of consideration paid to the assets and liabilities acquired and goodwill or gain from a bargain purchase recorded as part of the business combination.
•Financial instruments (note 6.1.5) and financial amounts receivable (note 4.6): Certain of the Company's financial instruments are classified as Level 3 as they include unobservable inputs. In particular, the Company uses estimates to compute unobservable historical volatility based on movements of stock market prices for the fair valuation of the call option on the 1,000 mandatory convertible bonds and unobservable inputs such as discounted cash flow model for the fair valuation of financial amounts receivable relating to Uttam Galva and KSS Petron. •Mining reserve estimates (note 5.2): Proven iron ore and coal reserves are those quantities whose recoverability can be determined with reasonable certainty from a given date forward and under existing government regulations, economic and operating conditions; probable reserves have a lower degree of assurance but high enough to assume continuity between points of observation. Their estimates and the estimates of mine life have been prepared by ArcelorMittal experienced engineers and geologists and detailed independent verifications of the methods and procedures are conducted on a regular basis by external consultants. Reserves are updated annually and calculated using a reference price duly adjusted for quality, ore content, logistics and other considerations. In order to estimate reserves, estimates are required for a range of geological, technical and economic factors, including quantities, grades, production techniques, recovery rates, production costs, transport costs, commodity demand, commodity prices and exchange rates. Estimating the quantity and/or grade of reserves requires the size, shape and depth of ore bodies to be determined by analyzing geological data such as drilling samples. This process may require complex and difficult geological judgments to interpret the data. Because the economic assumptions used to estimate reserves change from period to period, and because additional geological data is generated during the course of operations, estimates of reserves may change from period to period.
Critical accounting policies
The following summary provides further information about the Company’s critical accounting policies under which significant judgments, estimates and assumptions are made. It should be read in conjunction with the notes mentioned in the summary:
•Deferred tax assets (note 10.4): The Company assesses the recoverability of deferred tax assets based on future taxable income projections, which are inherently uncertain and may be subject to changes over time. Judgment is required to assess the impact of such changes on the measurement of these assets and the time frame for their utilization. In addition, the Company applies judgment to recognize income tax liabilities when they are probable and can be reasonably estimated depending on the interpretation, which may be uncertain, of applicable tax laws and regulations. ArcelorMittal periodically reviews its estimates to reflect changes in facts and circumstances.
•Provisions for pensions and other post-employment benefits (note 8.2): Benefit obligations and plan assets can be subject to significant volatility, in particular due to changes in market conditions and actuarial assumptions. Such assumptions differ by plan, take local conditions into account and include discount rates, expected rates of compensation increases, health care cost trend rates, mortality and retirement rates. They are determined following a formal process involving the Company's expertise and independent actuaries. Assumptions are reviewed annually and adjusted following actuarial and experience changes.
•Provisions (note 9): Provisions, which result from legal or constructive obligations arising as a result of past events, are recognized based on the Company's, and in certain instances, third-party's best estimate of costs when the obligation arises. They are reviewed periodically to take into consideration changes in laws and regulations and underlying facts and circumstances.
•Impairment of tangible and intangible assets, including goodwill (note 5.3): In the framework of the determination of the recoverable amount of assets, the estimates, judgments and assumptions applied for the value in use calculations relate primarily to growth rates, expected changes to average selling prices, shipments and direct costs. Assumptions for average selling prices and shipments are based on historical experience and expectations of future changes in the market. Discount rates are reviewed annually.
•Business combinations (note 2.2.3): Assets acquired and liabilities assumed as part of a business combination are recorded at their acquisition-date fair values. Similarly, consideration including consideration receivable and contingent consideration is measured at fair value. Determining the fair value of identifiable assets and liabilities requires the use of valuation techniques which may include judgment and estimates and which may affect the allocation of the amount of consideration paid to the assets and liabilities acquired and goodwill or gain from a bargain purchase recorded as part of the business combination.
•Financial instruments (note 6.1.5) and financial amounts receivable (note 4.6): Certain of the Company's financial instruments are classified as Level 3 as they include unobservable inputs. In particular, the Company uses estimates to compute unobservable historical volatility based on movements of stock market prices for the fair valuation of the call option on the 1,000 mandatory convertible bonds and unobservable inputs such as discounted cash flow model for the fair valuation of financial amounts receivable relating to Uttam Galva and KSS Petron. •Mining reserve estimates (note 5.2): Proven iron ore and coal reserves are those quantities whose recoverability can be determined with reasonable certainty from a given date forward and under existing government regulations, economic and operating conditions; probable reserves have a lower degree of assurance but high enough to assume continuity between points of observation. Their estimates and the estimates of mine life have been prepared by ArcelorMittal experienced engineers and geologists and detailed independent verifications of the methods and procedures are conducted on a regular basis by external consultants. Reserves are updated annually and calculated using a reference price duly adjusted for quality, ore content, logistics and other considerations. In order to estimate reserves, estimates are required for a range of geological, technical and economic factors, including quantities, grades, production techniques, recovery rates, production costs, transport costs, commodity demand, commodity prices and exchange rates. Estimating the quantity and/or grade of reserves requires the size, shape and depth of ore bodies to be determined by analyzing geological data such as drilling samples. This process may require complex and difficult geological judgments to interpret the data. Because the economic assumptions used to estimate reserves change from period to period, and because additional geological data is generated during the course of operations, estimates of reserves may change from period to period.
Adoption of new IFRS standards, amendments and interpretations applicable from January 1, 2020
1.3.1 Adoption of new IFRS standards, amendments and interpretations applicable from January 1, 2020
On January 1, 2020, the Company adopted the following amendments which did not have a material impact on the consolidated financial statements of the Company:
•Revised "Conceptual Framework for Financial Reporting" published by the IASB on March 29, 2018, which includes revised definitions of an asset and a liability as well as new guidance on measurement and derecognition, presentation and disclosure and must be applied retrospectively unless retrospective application would be impracticable or involve undue cost or effort.
•Amendments to IFRS 3 "Business Combinations" issued by the IASB on October 22, 2018, which include the definition of a business aimed at resolving the difficulties that arise when an entity determines whether it has acquired a business or a group of assets.
•Amendments to IAS 1 "Presentation of Financial Statements" and IAS 8 "Accounting Policies, Changes in Accounting Estimates and Errors" issued by the IASB on October 31, 2018 to clarify the definition of ‘material’ and to align the definition used in the Conceptual Framework and the standards themselves.
•Interest Rate Benchmark Reform, amendments to IFRS 9, IAS 39 and IFRS 7 published by the IASB on September 26, 2019. These amendments provide relief from the specific hedge accounting requirements and must be applied retrospectively, so that entities would apply those hedge accounting requirements (highly probable forecast transaction and prospective effectiveness test under IFRS 9 which is applied by the Company) assuming that the interest rate benchmark is not altered as a result of the interest rate benchmark reform.
On June 1, 2020, the Company adopted the amendment to IFRS 16 "Leases" issued by the IASB on May 28, 2020 addressing COVID-19 related rent concessions. The amendment allows entities to elect, as a practical expedient and if certain criteria are met, not to assess whether a rent concession is a lease modification, therefore recognizing the change in lease expense immediately in the statement of profit or loss. ArcelorMittal elected to apply the practical expedient and applied it retrospectively in accordance with IAS 8, without any restatement of prior period figures. The amendment did not have a material impact on the consolidated financial statements of the Company.

New IFRS standards, amendments and interpretations from 2021 onward
1.3.2 New IFRS standards, amendments and interpretations applicable from 2021 onward
On May 18, 2017, the IASB issued IFRS 17 "Insurance Contracts", which is designed to achieve the goal of a consistent, principle-based accounting for insurance contracts. IFRS 17 requires insurance liabilities to be measured at a current fulfillment value and provides a more uniform measurement and presentation approach for all insurance contracts. IFRS 17 supersedes IFRS 4 "Insurance Contracts" and related interpretations. On June 25, 2020, the IASB issued amendments to IFRS 17, including a deferral of the effective date to periods beginning on or after January 1, 2023 and should be applied retrospectively unless impracticable, with earlier adoption permitted if both IFRS 15 "Revenue from Contracts with Customers" and IFRS 9 "Financial Instruments" have also been applied. The Company does not expect that the adoption of this standard, amendments and related interpretations will have a material impact to its consolidated financial statements.
On January 23, 2020, the IASB issued narrow-scope amendments to IAS 1 to clarify how to classify debt and other liabilities as current or non-current. The amendments aim to promote consistency in applying the requirements by helping companies determine whether, in the statement of financial position, debt and other liabilities with an uncertain settlement date should be classified as current (due or potentially due to be settled within one year) or non-current. The amendments include clarifying the classification requirements for debt a company might settle by converting it into equity. On July 15, 2020, the IASB postponed the effective date of the amendments. The amendments are effective for annual periods beginning on or after January 1, 2023 and are to be applied retrospectively, with early adoption permitted. On February 12, 2021, the IASB issued amendments to IAS 1 and IFRS Practice Statement 2. The amendments are intended to help preparers in deciding which accounting policies to disclose in their financial statements and gives further clarity on the materiality assessment of accounting policies. The amendments are effective for annual periods beginning on or after January 1, 2023 and are to be applied prospectively, with early adoption permitted.The Company does not expect that the adoption of these amendments will have a material impact to its consolidated financial statements.
On May 14, 2020, the IASB issued the following narrow-scope amendments :
•Amendments to IFRS 3 "Business Combinations" updated the reference to the Conceptual Framework for financial reporting, without changing the accounting requirements for business combinations.
•Amendments to IAS 16 "Property, Plant and Equipment" prohibit deducting from the cost of an item of property, plant and equipment any proceeds from selling items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, an entity recognizes the proceeds from selling such items and related cost in profit or loss. The amendments are applied retrospectively,
•Amendments to IAS 37 "Provisions, Contingent Liabilities and Contingent Assets" clarify that the cost of fulfilling a contract comprises the costs a company includes when assessing whether a contract will be loss-making are costs that relate directly to the contract. Costs that relate directly to a contract can either be incremental costs of fulfilling that contract or an allocation of other costs that relate directly to fulfilling the contract.
•Minor amendments as part of the Annual Improvements 2018-2020 to:
•IFRS 1 "First-time Adoption of International Financial Reporting Standards" related to cumulative translation differences for a subsidiary as a first time user.
•IFRS 9 "Financial Instruments" related to which fees an entity includes when it applies the ‘10 per cent’ test in assessing whether to derecognize a financial liability.
▪IFRS 16 "Leases" removing the reimbursement of leasehold improvements by the lessor from illustrative example 13 in order to resolve any potential confusion regarding the treatment of lease incentives and
▪IAS 41 "Agriculture" removing the requirement for entities to exclude taxation cash flows when measuring the fair value of a biological asset using a present value technique to ensure consistency with the requirements in IFRS 13.
The Company does not expect that the adoption of these amendments will have a material impact to its consolidated financial statements which are effective for annual periods beginning on or after January 1, 2022.
On June 25, 2020, the IASB issued amendments to IFRS 4 Insurance contracts" which provides an extension of the temporary exemption from applying IFRS 9 until January 1, 2023 in order to align with the effective date of IFRS 17 "Insurance Contracts".
On August 27, 2020, the IASB published Phase 2 (Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16) of the Interest Rate Benchmark Reform. The amendments complement those issued in 2019 described above and focus on the effects on financial statements when a company replaces the old interest rate benchmark with an alternative benchmark rate as a result of the reform.
The amendments in this final phase relate to:
•changes to contractual cash flows—a company will not have to derecognize or adjust the carrying amount of financial instruments for changes required by the reform, but will instead update the effective interest rate to reflect the change to the alternative benchmark rate;
•hedge accounting—a company will not have to discontinue its hedge accounting solely because it makes changes required by the reform, if the hedge meets other hedge accounting criteria; and
•disclosures—a company will be required to disclose information about new risks arising from the reform and how it manages the transition to alternative benchmark rates.
The amendments are effective for annual periods beginning on or after January 1, 2021 and are to be applied retrospectively, with early adoption permitted. The Company does not expect that the adoption of these amendments will have a material impact to its consolidated financial statements.
On February 12, 2021, the IASB issued amendments to IAS 8. The amendments are intended to help entities distinguish between accounting policies and accounting estimates. The amendments are effective for annual periods beginning on or after January 1, 2023 and changes in accounting policies or accounting estimates on or after the start of that period with early adoption permitted. The Company does not expect that the adoption of these amendments will have a material impact to its consolidated financial statements.
The Company does not plan to early adopt the new accounting standards, amendments and interpretations.

Basis of consolidation	2.1 Basis of consolidation The consolidated financial statements include the accounts of the Company, its subsidiaries and its interests in associated companies and joint arrangements. Subsidiaries are consolidated from the date the Company obtains control (ordinarily the date of acquisition) until the date control ceases. The Company controls an entity when the Company is exposed to or has rights to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.Intercompany balances and transactions, including income, expenses and dividends, are eliminated in the consolidated financial statements. Gains and losses resulting from intercompany transactions are also eliminated. Non-controlling interests represent the portion of profit or loss and net assets not held by the Company and are presented separately in the consolidated statements of operations, in the consolidated statements of other comprehensive income and within equity in the consolidated statements of financial position.
Investment in associates and joint ventures	Associates are those companies over which the Company has the ability to exercise significant influence on the financial and operating policy decisions, which it does not control. Generally, significant influence is presumed to exist when the Company holds more than 20% of the voting rights. Joint arrangements, which include joint ventures and joint operations, are those over whose activities the Company has joint control, typically under a contractual arrangement. In joint ventures, ArcelorMittal exercises joint control and has rights to the net assets of the arrangement. The investment is accounted for under the equity method and therefore recognized at cost at the date of acquisition and subsequently adjusted for ArcelorMittal’s share in undistributed earnings or losses since acquisition, less any impairment incurred. Any excess of the cost of the acquisition over the Company’s share of the net fair value of the identifiable assets, liabilities, and contingent liabilities of the associate or joint venture recognized at the date of acquisition is considered as goodwill. The goodwill, if any, is included in the carrying amount of the investment and is evaluated for impairment as part of the investment. The consolidated statements of operations include the Company’s share of the profit or loss of associates and joint ventures from the date that significant influence or joint control commences until the date significant influence or joint control ceases, adjusted for any impairment losses. Adjustments to the carrying amount may also be necessary for changes in the Company’s proportionate interest in the investee arising from changes in the investee’s equity that have not been recognized in the investee’s profit or loss. The Company’s share of those changes is recognized directly in the relevant reserve within equity.
The Company assesses the recoverability of its investments accounted for under the equity method whenever there is an indication of impairment. In determining the value in use of its investments, the Company estimates its share in the present value of the projected future cash flows expected to be generated by operations of associates and joint ventures. The amount of any impairment is included in income (loss) from investments in associates, joint ventures and other investments in the consolidated statements of operations (see also note 2.6).
For investments in joint operations, in which ArcelorMittal exercises joint control and has rights to the assets and obligations for the liabilities relating to the arrangement, the Company recognizes its assets, liabilities and transactions, including its share of those incurred jointly.
Investments in equity instruments at FVOCI	Investments in other entities, over which the Company and/or its operating subsidiaries do not have the ability to exercise significant influence, are accounted for as investments in equity instruments at FVOCI with any resulting gain or loss, net of related tax effect, recognized in the consolidated statements of other comprehensive income. Realized gains and losses from the sale of investments in equity instruments at FVOCI are reclassified from other comprehensive income to retained earnings within equity upon disposal.
Functional currency
The functional currency of ArcelorMittal S.A. is the U.S. dollar. The functional currency of each of the principal operating subsidiaries is the local currency, except for ArcelorMittal México, AMMC and ArcelorMittal International Luxembourg, whose functional currency is the U.S. dollar and ArcelorMittal Poland, whose functional currency is the euro.
Transactions in currencies other than the functional currency of a subsidiary are recorded at the rates of exchange prevailing at the date of the transaction. Monetary assets and liabilities in currencies other than the functional currency are remeasured at the rates of exchange prevailing on the date of the consolidated statements of financial position and the related translation gains and losses are reported within financing costs in the consolidated statements of operations. Non-monetary items that are carried at cost are translated using the rate of exchange prevailing at the date of the transaction. Non-monetary items that are carried at fair value are translated using the exchange rate prevailing when the fair value was determined and the related translation gains and losses are reported in the consolidated statements of comprehensive income.
Upon consolidation, the results of operations of ArcelorMittal’s subsidiaries, associates and joint arrangements whose functional currency is other than the U.S. dollar are translated into U.S. dollars at the monthly average exchange rates and assets and liabilities are translated at the year-end exchange rates. Translation adjustments are recognized directly in other comprehensive income and are included in net income (including non-controlling interests) only upon sale or liquidation of the underlying foreign subsidiary, associate or joint arrangement.
Business combinations
Business combinations are accounted for using the acquisition method as of the acquisition date, which is the date on which control is transferred to ArcelorMittal. The Company controls an entity when it is exposed to or has rights to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.
The Company measures goodwill at the acquisition date as the total of the fair value of consideration transferred, plus the proportionate amount of any non-controlling interest, plus the fair value of any previously held equity interest in the acquiree, if any, less the net recognized amount (generally at fair value) of the identifiable assets acquired and liabilities assumed.
In a business combination in which the fair value of the identifiable net assets acquired exceeds the cost of the acquired business, the Company reassesses the fair value of the assets acquired and liabilities assumed. If, after reassessment, ArcelorMittal’s interest in the net fair value of the acquiree’s identifiable assets, liabilities and contingent liabilities exceeds the cost of the business combination, the excess (bargain purchase) is recognized immediately as a reduction of cost of sales in the consolidated statements of operations.
Any contingent consideration payable is recognized at fair value at the acquisition date and any costs directly attributable to the business combination are expensed as incurred.
Divestments and assets held for sale	Non-current assets and disposal groups that are classified as held for sale are measured at the lower of carrying amount and fair value less costs to sell. Assets and disposal groups are classified as held for sale if their carrying amount will be recovered through a sale transaction rather than through continuing use. The non-current asset, or disposal group, is classified as held for sale only when the sale is highly probable and is available for immediate sale in its present condition and is marketed for sale at a price that is reasonable in relation to its current fair value. Assets held for sale are presented separately in the consolidated statements of financial position and are not depreciated. Gains (losses) on disposal of subsidiaries are recognized in cost of sales, whereas gains (losses) on disposal of investments accounted for under the equity method are recognized in income (loss) from investments in associates, joint ventures and other investments.
Reportable segments
The Company is organized in five operating and reportable segments, which are components engaged in business activities from which they earn revenues and incur expenses (including revenues and expenses relating to transactions with other components of the Company), for which discrete financial information is available and whose operating results are evaluated regularly by the chief operating decision maker “CODM” to make decisions about resources to be allocated to the segment and assess its performance. The Company's CODM as of December 31, 2020 was the CEO Office - comprising the Chairman and Chief Executive Officer, Mr. Lakshmi N. Mittal and the President and Chief Financial Officer of ArcelorMittal, Mr. Aditya Mittal. On February 11, 2021, the Board of Directors of ArcelorMittal announced that Aditya Mittal became Chief Executive Officer of the Company (see note 13).
These operating segments include the attributable goodwill, intangible assets, property, plant and equipment, and certain equity method investments. They do not include cash and short-term deposits, short-term investments, tax assets and other current financial assets. Attributable liabilities are also those resulting from the normal activities of the segment, excluding tax liabilities and indebtedness but including post retirement obligations where directly attributable to the segment. The treasury function is managed centrally for the Company and is not directly attributable to individual operating segments or geographical areas.
ArcelorMittal’s segments are structured as follows:
•NAFTA represents the flat, long and tubular facilities of the Company located in Canada, Mexico and the United States (on December 9, 2020, the Company divested ArcelorMittal USA see note 2.3.1). NAFTA produces flat products such as slabs, hot-rolled coil, cold-rolled coil, coated steel and plate. These products are sold primarily to customers in the following sectors: automotive, energy, construction, packaging and appliances and via distributors or processors. NAFTA also produces long products such as wire rod, sections, rebar, billets, blooms and wire drawing, and tubular products;
•Brazil includes the flat operations of Brazil and the long and tubular operations of Brazil and neighboring countries including Argentina, Costa Rica and Venezuela. Flat products include slabs, hot-rolled coil, cold-rolled coil and coated steel. Long products consist of wire rod, sections, bar and rebar, billets, blooms and wire drawing;
•Europe is the largest flat steel producer in Europe, with operations that range from Spain in the west to Romania in the east, and covering the flat carbon steel product portfolio in all major countries and markets. Europe produces hot-rolled coil, cold-rolled coil, coated products, tinplate, plate and slab. These products are sold primarily to customers in the automotive, general and packaging sectors. Europe also produces long products consisting of sections, wire rod, rebar, billets, blooms and wire drawing, and tubular products. In addition, it includes Downstream Solutions, primarily an in-house trading and distribution arm of ArcelorMittal. Downstream Solutions also provides value-added and customized steel solutions through further steel processing to meet specific customer requirements;
•ACIS produces a combination of flat, long and tubular products. Its facilities are located in South Africa, Ukraine and Kazakhstan; and
•Mining comprises all mines owned by ArcelorMittal in the Americas (Canada, United States (prior to the divestment described in note 2.3.1), Mexico and Brazil), Asia (Kazakhstan), Europe (Ukraine and Bosnia & Herzegovina) and Africa (Liberia). It provides the Company's steel operations with high quality and low-cost iron ore and coal reserves and also sells limited amounts of mineral products to third parties.
Revenue
The Company’s revenue is derived from the single performance obligation to transfer primarily steel and mining products under arrangements in which the transfer of control of the products and the fulfillment of the Company’s performance obligation occur at the same time. Revenue from the sale of goods is recognized when the Company has transferred control of the goods to the buyer and the buyer obtains the benefits from the goods, the potential cash flows and the amount of revenue (the transaction price) can be measured reliably, and it is probable that the Company will collect the consideration to which it is entitled to in exchange for the goods.
Whether the customer has obtained control over the asset depends on when the goods are made available to the carrier or the buyer takes possession of the goods, depending on the delivery terms. For the Company’s steel producing operations, generally the criteria to recognize revenue has been met when its products are delivered to its customers or to a carrier who will transport the goods to its customers, this is the point in time when the Company has completed its performance obligations. Revenue is measured at the transaction price of the consideration received or receivable, the amount the Company expects to be entitled to.
Additionally, the Company identifies when goods have left its premises, not when the customer receives the goods. Therefore, the Company estimates, based on its historical experience, the amount of goods in-transit when the transfer of control occurs at the destination and defers the revenue recognition.
The Company’s products must meet customer specifications. A certain portion of the Company’s products are returned or have claims filed against the sale because the products contained quality defects or other problems. Claims may be either of the following:
–Product Rejection - Product shipped and billed to an end customer that did not meet previously agreed customer specifications. Claims typically result from physical defects in the goods, goods shipped to the wrong location, goods produced with incorrect specifications and goods shipped outside acceptable time parameters.
–Consequential Damages - Damages reported by the customer not directly related to the value of the rejected goods (for example: customer processing cost or mill down time, sampling, storage, sorting, administrative cost, replacement cost, etc.).
The Company estimates the variable consideration for such claims using the expected value method and reduces the amount of revenue recognized.
Warranties:
The warranties and claims arise when the product fails on the criteria mentioned above. Sales-related warranties associated with the goods cannot be purchased separately and they serve as an assurance that the products sold comply with agreed specifications. Accordingly, the Company accounts for warranties in accordance with IAS 37 "Provisions, Contingent Liabilities and Contingent Assets" (see note 9).
Periodically, the Company enters into volume or other rebate programs where once a certain volume or other conditions are met, it refunds the customer some portion of the amounts previously billed or paid. For such arrangements, the Company only recognizes revenue for the amounts it ultimately expects to realize from the customer. The Company estimates the variable consideration for these programs using the most likely amount method or the expected value method, whichever approach best predicts the amount of the consideration based on the terms of the contract and available information and updates its estimates each reporting period.
The Company’s payment terms range from 30 to 90 days from date of delivery, depending on the market and product sold. The Company received 357 as advances from its customers which are classified as unsatisfied performance obligations and recognized as liabilities in line with IFRS 15. The Company expects 100% of these unsatisfied performance obligations as of December 31, 2020 to be recognized as revenue during 2021 as the Company’s contracts have an original expected duration of one year or less.

Trade accounts receivable and other	Trade accounts receivable are initially recorded at their transaction price and do not carry any interest. ArcelorMittal maintains an allowance for lifetime expected credit loss at an amount that it considers to be a reliable estimate of expected credit losses resulting from the inability of its customers to make required payments. In judging the adequacy of the allowance for expected credit losses, ArcelorMittal considers multiple factors including historical bad debt experience, the current and forward looking economic environment and the aging of the receivables. Recoveries of trade receivables previously reserved in the allowance for expected credit losses are recognized as gains in selling, general and administrative expenses. ArcelorMittal’s policy is to record an allowance for expected lifetime credit losses and a charge in selling, general and administrative expense when a specific account is deemed uncollectible. The Company concluded that a trade receivable is in default when it is overdue by more than 180 days. Based on historical experience and analysis, the Company concluded that there is a risk of default as such receivables are generally not recoverable and therefore provided for, unless the collectibility can be clearly demonstrated. Uninsured trade receivables and the associated allowance are written off when ArcelorMittal has exhausted its recovery efforts and enforcement options. ArcelorMittal considered the continued impact of the COVID-19 pandemic on the economic environment in its risk of default assessment for receivables outstanding less than 180 days. Receivables aged 31 days or older and uninsured trade receivables remain consistent with historical levels and the Company did not identify any expected increased risk of default.
Inventories	Inventories are carried at the lower of cost or net realizable value. Cost is determined using the average cost method. Costs of production in process and finished goods include the purchase costs of raw materials and conversion costs such as direct labor and an allocation of fixed and variable production overheads. Raw materials and spare parts are valued at cost, inclusive of freight, shipping, handling as well as any other costs incurred in bringing the inventories to their present location and condition. Interest charges, if any, on purchases have been recorded as financing costs. Costs incurred when production levels are abnormally low are capitalized as inventories based on normal capacity with the remaining costs incurred recorded as a component of cost of sales in the consolidated statements of operations.
Net realizable value represents the estimated selling price at which the inventories can be realized in the normal course of business after allowing for the cost of conversion from their existing state to a finished condition and for the cost of marketing, selling, and distribution. Net realizable value is estimated based on the most reliable evidence available at the time the estimates were made of being the amount that the inventory is expected to realize, taking into account the purpose for which the inventory is held.
Previous write-downs are reversed in case the circumstances that previously caused inventories to be written down below cost no longer exist.
Goodwill	Goodwill Goodwill arising on an acquisition is recognized as previously described within the business combinations section in note 2.2.3. Goodwill is allocated to those groups of cash-generating units that are expected to benefit from the business combination in which the goodwill arose and in all cases is at the operating segment level, which represents the lowest level at which goodwill is monitored for internal management purposes.
Intangible assets	Intangible assets are recognized only when it is probable that the expected future economic benefits attributable to the assets will accrue to the Company and the cost can be reliably measured. Intangible assets acquired separately by ArcelorMittal are initially recorded at cost and those acquired in a business combination are initially recorded at fair value at the date of the business combination. These primarily include the cost of technology and licenses purchased from third parties and operating authorizations granted by governments or other public bodies (concessions). Intangible assets are amortized on a straight-line basis over their estimated economic useful lives, which typically do not exceed five years. Amortization is included in the consolidated statements of operations as part of cost of sales. ArcelorMittal’s industrial sites which are regulated by the European Directive 2003/87/EC of October 13, 2003 on carbon dioxide (“CO2”) emission rights, effective as of January 1, 2005, are located primarily in Belgium, France, Germany, Luxembourg, Poland, Spain and Italy. In Ontario, Canada, ArcelorMittal's operations are currently subject to output based pricing system regulations, effective from January 1, 2019 until the newly accepted Ontario province program (Emissions Performance Standards) is transitioned (expected to be effective January 1, 2022 or retroactively to January 1, 2021). In South Africa, a CO2 tax system was introduced in 2019 and in Kazakhstan, the Emission Trading Scheme restarted operation on January 1, 2018. The emission rights allocated to the Company on a no-charge basis pursuant to the annual national allocation plan are recorded at nil value and purchased emission rights are recorded at cost.
Property, plant and equipment	Property, plant and equipment is recorded at cost less accumulated depreciation and impairment. Cost includes all related costs directly attributable to the acquisition or construction of the asset. Except for land and assets used in mining activities, property, plant and equipment is depreciated using the straight-line method over the useful lives of the related assets as presented in the table below.

Asset Category	Useful Life Range
Land	Not depreciated
Buildings	10 to 50 years
Property plant & equipment	15 to 64 years
Auxiliary facilities	15 to 60 years
Other facilities	5 to 20 years
The Company’s annual review of useful lives leverages on the experience gained from an in-depth review performed every five years, any significant change in the expected pattern of consumption embodied in the asset, and the specialized knowledge of ArcelorMittal’s network of chief technical officers. The chief technical officer network includes engineers with facility-specific expertise related to plant and equipment used in the principal production units of the Company’s operations. The most recent in-depth review took place in 2019, during which the Company performed a review of the useful lives of its fixed assets and determined there were no material changes to the useful lives of property, plant and equipment. In performing this review, the Company gathered and evaluated data, including commissioning dates, designed capacities, maintenance records and programs, and asset performance history, among other attributes. In accordance with IAS 16, Property, Plant and Equipment, the Company considered this information at the level of components significant in relation to the total cost of the item of plant and equipment. Other factors the Company considered in its determination of useful lives included the expected use of the assets, technical or commercial obsolescence, and operational factors. In addition, the Company considered the accumulated technical experience and knowledge sharing programs that allowed for the exchange of best practices within the chief technical officer network and the deployment of these practices across the Company’s principal production units.
Major improvements, which add to productive capacity or extend the life of an asset, are capitalized, while repairs and maintenance are expensed as incurred. Where a tangible fixed asset comprises major components having different useful lives, these components are accounted for as separate items.
Property, plant and equipment under construction is recorded as construction in progress until it is ready for its intended use; thereafter it is transferred to the related class of property, plant and equipment and depreciated over its estimated useful life. Interest incurred during construction is capitalized if the borrowing cost is directly attributable to the construction. Gains and losses on retirement or disposal of assets are recognized in cost of sales.
The residual values and useful lives of property, plant and equipment are reviewed at each reporting date and adjusted if expectations differ from previous estimates. Depreciation methods applied to property, plant and equipment are reviewed at each reporting date and changed if there has been a significant change in the expected pattern of consumption of the future economic benefits embodied in the asset.
Mining assets comprise:
•Mineral rights acquired;
•Capitalized developmental stripping (as described below in “—Stripping and overburden removal costs”).
Property, plant and equipment used in mining activities is depreciated over its useful life or over the remaining life of the mine, if shorter, and if there is no alternative use. For the majority of assets used in mining activities, the economic benefits from the asset are consumed in a pattern which is linked to the production level and accordingly, assets used in mining activities are primarily depreciated on a units-of-production basis. A unit-of-production is based on the available estimate of proven and probable reserves.
Capitalization of pre-production expenditures ceases when the mining property is capable of commercial production as it is intended by management. General administration costs that are not directly attributable to a specific exploration area are charged to the consolidated statements of operations.
Mining Reserves
Reserves are estimates of the amount of product that can be economically and legally extracted from the Company’s properties. In order to estimate reserves, estimates are required for a range of geological, technical and economic factors, including quantities, grades, production techniques, recovery rates, production costs, transport costs, commodity demand, commodity prices and exchange rates.
Estimating the quantity and/or grade of reserves requires the size, shape and depth of ore bodies to be determined by analyzing geological data such as drilling samples. This process may require complex and difficult geological judgments to interpret the data.
Because the economic assumptions used to estimate reserves change from period to period, and because additional geological data is generated during the course of operations, estimates of reserves may change from period to period. Changes in reported reserves may affect the Company’s financial results and financial position in a number of ways, including the following:
•Asset carrying amounts may be affected due to changes in estimated future cash flows.
•Depreciation, depletion and amortization charged in the consolidated statements of operations may change where such charges are determined by the units of production basis, or where the useful economic lives of assets change.
•Overburden removal costs recognized in the consolidated statements of financial position or charged to the consolidated statements of operations may change due to changes in stripping ratios or the units of production basis of depreciation.
•Decommissioning, site restoration and environmental provisions may change where changes in estimated reserves affect expectations about the timing or cost of these activities.
Stripping and overburden removal costs
In open pit and underground mining operations, it is often necessary to remove overburden and other waste materials to access the deposit from which minerals can be extracted. This process is referred to as stripping. Stripping costs can be incurred before the mining production commences (“developmental stripping”) or during the production stage (“production stripping”).
A mine can operate several open pits that are regarded as separate operations for the purpose of mine planning and production. In this case, stripping costs are accounted for separately, by reference to the ore extracted from each separate pit. If, however, the pits are highly integrated for the purpose of mine planning and production, stripping costs are aggregated.
The determination of whether multiple pit mines are considered separate or integrated operations depends on each mine’s specific circumstances. The following factors would point towards the stripping costs for the individual pits being accounted for separately:
•If mining of the second and subsequent pits is conducted consecutively with that of the first pit, rather than concurrently.
•If separate investment decisions are made to develop each pit, rather than a single investment decision being made at the outset.
•If the pits are operated as separate units in terms of mine planning and the sequencing of overburden and ore mining, rather than as an integrated unit.
•If expenditures for additional infrastructure to support the second and subsequent pits are relatively large.
•If the pits extract ore from separate and distinct ore bodies, rather than from a single ore body.
The relative importance of each factor is considered by local management to determine whether the stripping costs should be attributed to the individual pit or to the combined output from several pits.
Developmental stripping costs contribute to the future economic benefits of mining operations when the production begins and so are capitalized as tangible assets (construction in progress), whereas production stripping is a part of on-going activities and commences when the production stage of mining operations begins and continues throughout the life of a mine.
Capitalization of developmental stripping costs ends when the commercial production of the minerals commences.
Production stripping costs are incurred to extract the ore in the form of inventories and/or to improve access to an additional component of an ore body or deeper levels of material. Production stripping costs are accounted for as inventories to the extent the benefit from production stripping activity is realized in the form of inventories. Production stripping costs are recognized as a non-current asset (“stripping activity assets”) to the extent it is probable that future economic benefit in terms of improved access to ore will flow to the Company, the components of the ore body for which access has been improved can be identified and the costs relating to the stripping activity associated with that component can be measured reliably.
All stripping costs assets (either stripping activity assets or capitalized developmental stripping costs) are presented within a specific “mining assets” class of property, plant and equipment and then depreciated on a units-of-production basis.
Exploration and evaluation expenditure
Exploration and evaluation activities involve the search for iron ore and coal resources, the determination of technical feasibility and the assessment of commercial viability of an identified resource. Exploration and evaluation activities include:
•researching and analyzing historical exploration data;
•conducting topographical, geological, geochemical and geophysical studies;
•carrying out exploratory drilling, trenching and sampling activities;
•drilling, trenching and sampling activities to determine the quantity and grade of the deposit;
•examining and testing extraction methods and metallurgical or treatment processes; and
•detailed economic feasibility evaluations to determine whether development of the reserves is commercially justified and to plan methods for mine development.
Exploration and evaluation expenditure is charged to the consolidated statements of operations as incurred except in the following circumstances, in which case the expenditure is capitalized: (i) the exploration and evaluation activity is within an area of interest which was previously acquired in a business combination and measured at fair value on acquisition; or (ii) when management has a high degree of confidence in the project’s economic viability and it is probable that future economic benefits will flow to the Company.
Capitalized exploration and evaluation expenditures are generally recorded as a component of property, plant and equipment at cost less impairment charges, unless their nature requires them to be recorded as an intangible asset. As the asset is not available for use, it is not depreciated and all capitalized exploration and evaluation expenditure is monitored for indications of impairment. To the extent that capitalized expenditure is not expected to be recovered, it is recognized as an expense in the consolidated statements of operations.
Cash flows associated with exploration and evaluation expenditure are classified as operating activities when they are related to expenses or as an investing activity when they are related to a capitalized asset in the consolidated statements of cash flows.
Development expenditure
Development is the establishment of access to the mineral reserve and other preparations for commercial production. Development activities often continue during production and include:
•sinking shafts and underground drifts (often called mine development);
•making permanent excavations;
•developing passageways and rooms or galleries;
•building roads and tunnels; and
•advance removal of overburden and waste rock.
Development (or construction) also includes the installation of infrastructure (e.g., roads, utilities and housing), machinery, equipment and facilities.
When reserves are determined and development is approved, expenditures capitalized as exploration and evaluation are reclassified as construction in progress and are reported as a component of property, plant and equipment. All subsequent development expenditures are capitalized and classified as construction in progress. On completion of development, all assets included in construction in progress are individually reclassified to the appropriate category of property, plant and equipment and depreciated accordingly.

Biological assets	Biological assets are part of the Brazil operating segment and consist of eucalyptus forests located in the Brazilian state of Minas Gerais exclusively from renewable plantations and intended for the production of charcoal to be utilized as fuel and a source of carbon in the direct reduction process of pig iron production in some of the Company’s blast furnaces in Brazil. Biological assets are measured at their fair value, net of estimated costs to sell at the time of harvest. The fair value (Level 3 in the fair value hierarchy) is determined based on the discounted cash flow method, taking into consideration the cubic volume of wood, segregated by plantation year, and the equivalent sales value of standing trees. The average sales price was estimated based on domestic market prices. In determining the fair value of biological assets, a discounted cash flow model was used, with a harvest cycle of 6 to 7 years.
Impairment of assets
Impairment test of goodwill
Goodwill is tested for impairment annually, as of October 1 or whenever changes in circumstances indicate that the carrying amount may not be recoverable, at the level of the groups of cash-generating units (“GCGU”) which correspond to the operating segments representing the lowest level at which goodwill is monitored for internal management purposes. Whenever the cash-generating units comprising the operating segments are tested for impairment at the same time as goodwill, the cash-generating units are tested first and any impairment of the assets is recorded prior to the testing of goodwill.
At each reporting date, ArcelorMittal reviews the carrying amounts of its intangible assets (excluding goodwill) and tangible assets to determine whether there is any indication that the carrying amount of those assets may not be recoverable through continuing use. If any such indication exists, the recoverable amount of the asset (or cash generating unit) is reviewed in order to determine the amount of the impairment, if any. The recoverable amount is the higher of its fair value less cost of disposal and its value in use.
In estimating its value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset (or cash-generating unit). For an asset that does not generate cash inflows largely independent of those from other assets, the recoverable amount is determined for the cash-generating unit to which the asset belongs. The cash-generating unit is the smallest identifiable group of assets corresponding to operating units that generate cash inflows. If the recoverable amount of an asset (or cash-generating unit) is estimated to be less than its carrying amount, an impairment loss is recognized. An impairment loss is recognized as an expense immediately as part of operating income in the consolidated statements of operations.
In the case of permanently idled assets, the impairment is measured at the individual asset level. Otherwise, the Company’s assets are measured for impairment at the cash-generating unit level. In certain instances, the cash-generating unit is an integrated manufacturing facility which may also be an operating subsidiary. Further, a manufacturing facility may be operated in concert with another facility with neither facility generating cash flows that are largely independent from the cash flows of the other. In this instance, the two facilities are combined for purposes of testing for impairment. As of December 31, 2020, the Company determined it has 53 cash-generating units.
In the context of the investment agreement signed on December 10, 2020 with Invitalia (see note 2.3.2) in order to create a partnership between Invitalia and the Company with respect to ArcelorMittal Italia, the Company performed a fair value calculation of ArcelorMittal Italia, which was a separate cash-generating unit, prior to held for sale classification based on the industrial plan agreed with Invitalia and concluded the carrying amount was recoverable. An impairment loss, related to intangible assets other than goodwill and tangible assets recognized in prior years is reversed if, and only if, there has been a change in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. However, the increased carrying amount of an asset due to a reversal of an impairment loss will not exceed the carrying amount that would have been determined (net of amortization or depreciation) had no impairment loss been recognized for the asset in prior years. A reversal of an impairment loss is recognized immediately as part of operating income in the consolidated statements of operations.
Fair value measurement
The Company classifies the bases used to measure certain assets and liabilities at their fair value. Assets and liabilities carried or measured at fair value have been classified into three levels based upon a fair value hierarchy that reflects the significance of the inputs used in making the measurements.
The levels are as follows:
Level 1: Quoted prices in active markets for identical assets or liabilities that the entity can access at the measurement date;
Level 2: Significant inputs other than within Level 1 that are observable for the asset or liability, either directly (i.e.: as prices) or indirectly (i.e.: derived from prices);
Level 3: Inputs for the assets or liabilities that are not based on observable market data and require management assumptions or inputs from unobservable markets.
Investments in equity instruments at FVOCI classified as Level 1 refer to listed securities quoted in active markets. A quoted market price in an active market provides the most reliable evidence of fair value and is used without adjustment to measure fair value whenever available, with limited exceptions. The total fair value is either the price of the most recent trade at the time of the market close or the official close price as defined by the exchange on which the asset is most actively traded on the last trading day of the period, multiplied by the number of units held without consideration of transaction costs. The increase in investments in equity instruments at FVOCI in 2020 is mainly related to the Company's interest acquired in
Cleveland-Cliffs following the sale of ArcelorMittal USA (see note 2.3.1).
Derivative financial assets and liabilities classified as Level 2 refer to instruments to hedge fluctuations in interest rates, foreign exchange rates, raw materials (base metals), freight, energy and emission rights, see note 6.1.5 for further information.
Derivative financial assets and liabilities classified as Level 3 are described in note 6.1.5.

Borrowings	Gross debt includes bank debt, debenture loans and lease obligations and is stated at amortized cost. However, loans that are hedged under a fair value hedge are remeasured for the changes in the fair value that are attributable to the risk that is being hedged.
Cash and cash equivalents
Cash and cash equivalents consist of cash and short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less at the time of purchase and are carried at cost plus accrued interest, which approximates fair value.
Cash and cash equivalents are primarily centralized at the parent level and are managed by ArcelorMittal Treasury SNC, although from time to time cash or cash equivalent balances may be held at the Company’s international subsidiaries or its holding companies. Some of these operating subsidiaries have debt outstanding or are subject to acquisition agreements that impose restrictions on such operating subsidiaries’ ability to pay dividends, but such restrictions are not significant in the context of ArcelorMittal’s overall liquidity. Repatriation of funds from operating subsidiaries may also be affected by tax and foreign exchange policies in place from time to time in the various countries where the Company operates, though none of these policies are currently significant in the context of ArcelorMittal’s overall liquidity.
Restricted cash	Restricted cash represents cash and cash equivalents not readily available to the Company, mainly related to insurance deposits, cash accounts in connection with environmental obligations and true sale of receivables programs, as well as various other deposits or required balance obligations related to letters of credit and credit arrangements.
Derivative financial instruments
The Company uses derivative financial instruments principally to manage its exposure to fluctuations in interest rates, exchange rates, prices of raw materials, energy and emission rights allowances arising from operating, financing and investing activities. Derivative financial instruments are classified as current or non-current assets or liabilities based on their maturity dates and are accounted for at the trade date. Embedded derivatives are separated from the host contract and accounted for separately if they are not closely related to the host contract. The Company measures all derivative financial instruments based on fair values derived from market prices of the instruments or from option pricing models, as appropriate. Gains or losses arising from changes in fair value of derivatives are recognized in the consolidated statements of operations, except for derivatives that are designated and qualify for cash flow or net investment hedge accounting.
Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge are recorded in other comprehensive income. Amounts deferred in equity are recorded in the consolidated statements of operations in the periods when the hedged item is recognized in the consolidated statements of operations and within the same line item (see note 6.3 Cash flow hedges).
The Company formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are effective in offsetting changes in fair values or cash flows of hedged items. When a hedging instrument is sold, terminated, expired or exercised, the accumulated unrealized gain or loss on the hedging instrument is maintained in equity until the forecasted transaction occurs. If the hedged transaction is no longer probable, the cumulative unrealized gain or loss, which had been recognized in equity, is reported immediately in the consolidated statements of operations.
Foreign currency differences arising on the translation of a financial liability designated as a hedge of a net investment in a foreign operation are recognized directly as a separate component of equity, to the extent that the hedge is effective. To the extent that the hedge is ineffective, such differences are recognized in the consolidated statements of operations (see note 6.3 Net investment hedge).
The Company manages the counter-party risk associated with its instruments by centralizing its commitments and by applying procedures which specify, for each type of transaction and underlying position, risk limits and/or the characteristics of the counter-party. The Company does not generally grant to or require guarantees from its counterparties for the risks incurred. Allowing for exceptions, the Company’s counterparties are part of its financial partners and the related market transactions are governed by framework agreements (mainly International Swaps and Derivatives Association agreements which allow netting only in case of counterparty default). Accordingly, derivative assets and derivative liabilities are not offset.
Other non-derivative financial assets and liabilities	Other non-derivative financial assets and liabilities include cash and cash equivalents, restricted cash and other restricted funds (see note 6.1.3), certain trade and certain other receivables (see note 4.3, 4.5 and 4.6), investments in equity instruments at FVOCI (see note 2.5), trade payables and certain other liabilities (see notes 4.7 and 4.8). These instruments are recognized initially at fair value when the Company becomes a party to the contractual provisions of the instrument. Non-derivative financial assets are derecognized if the Company’s contractual rights to the cash flows from the financial instruments expire or if the Company transfers the financial instruments to another party without retaining control of substantially all risks and rewards of the instruments. Non-derivative financial liabilities are derecognized when they are extinguished (i.e. when the obligation specified in the contract is discharged, canceled or expired).
Impairment of financial assets	In relation to the impairment of financial assets, IFRS 9 requires an expected credit loss ("ECL") model. The ECL model requires the Group to account for expected credit losses and changes in those ECL at each reporting date to reflect changes in credit risk since initial recognition of the financial assets. In particular, IFRS 9 requires the Company to measure the loss allowance for a financial instrument at an amount equal to the lifetime ECL if the credit risk on that financial instrument has increased significantly since initial recognition. ArcelorMittal considered the continued impact of the COVID-19 pandemic on the economic environment in its risk of default assessment for receivables outstanding less than 180 days. Receivables aged 31 days or older and uninsured trade receivables remain consistent with historical levels and the Company did not identify any expected increased risk of default (note 4.3).
All fair value movements for investments in equity instruments at FVOCI, including the difference between the acquisition cost and the current fair value, are recorded in OCI and are not reclassified to the consolidated statements of operations. Investments in equity instruments at FVOCI are exempt from the impairment test under IFRS 9 because the fair value of the investment is recorded in OCI and not recycled to profit and loss.
Financial assets are tested for ECLs annually or whenever changes in circumstances indicate that there is a change in credit risk. Any ECL is recognized in the consolidated statements of operations. An ECL related to financial assets is reversed if and to the extent there has been a change in the factors used to determine the recoverable amount. The loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined if no ECL had been recognized. Reversals of ECLs are recognized in net income except for investments in equity instruments at FVOCI, for which all fair value movements are recognized in OCI.
Hedge accounting policy
The Company determines the economic relationship between the hedged item and the hedging instrument by analyzing the critical terms of the hedge relationship. In case critical terms do not match and fair value changes in the hedging instrument cannot be expected to perfectly offset changes in the fair value of the hedged item, further qualitative analysis may be performed. Such analysis serves to establish whether the economic relationship is sufficiently strong to comply with the Company’s risk management policies.
The hedge ratio is set out in the Company's risk management strategy and may be individually tailored for each hedging program in the risk management objective. Hedge ratios below 100% would usually be applied on hedging of forecast exposures with the hedge ratio typically reducing where there is uncertainty due to long hedging tenors or volatility in the underlying exposure.
The most frequent sources of hedge ineffectiveness relate to changes in the hedged item (such as maturity, volume and pricing indices), basis spread and significant changes in the credit risk. Such sources are analyzed at hedge initiation and monitored throughout the life of a hedge.
Leases
As a lessee, the Company assesses if a contract is or contains a lease at inception of the contract. A contract is or contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
The Company recognizes a right-of-use asset and a lease liability at the commencement date, except for short-term leases of twelve months or less and leases for which the underlying asset is of low value, which are expensed in the consolidated statement of operations on a straight-line basis over the lease term.
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease, or, if not readily determinable, the incremental borrowing rate specific to the country, term and currency of the contract. Lease payments can include fixed payments, variable payments that depend on an index or rate known at the commencement date, as well as any extension or purchase options, if the Company is reasonably certain to exercise these options. The lease liability is subsequently measured at amortized cost using the effective interest method and remeasured with a corresponding adjustment to the related right-of-use asset when there is a change in future lease payments in case of renegotiation, changes of an index or rate or in case of reassessments of options.
The right-of-use asset comprises, at inception, the initial lease liability, any initial direct costs and, when applicable, the obligations to refurbish the asset, less any incentives granted by the lessors. The right-of-use asset is subsequently depreciated, on a straight-line basis, over the lease term or, if the lease transfers the ownership of the underlying asset to the Company at the end of the lease term or, if the cost of the right-of-use asset reflects that the lessee will exercise a purchase option, over the estimated useful life of the underlying asset. Right-of-use assets are also subject to testing for impairment if there is an indicator that they may be impaired.
Variable lease payments not included in the measurement of the lease liabilities are expensed to the consolidated statement of operations in the period in which the events or conditions which trigger those payments occur. In the statement of financial position, right-of-use assets and lease liabilities are classified, respectively, as part of property, plant and equipment and short-term/long-term debt.
Deferred employee benefits
ArcelorMittal’s operating subsidiaries sponsor different types of pension plans for their employees. Also, some of the operating subsidiaries offer other post-employment benefits, that are principally post-retirement healthcare plans. These benefits are broken down into defined contribution plans and defined benefit plans.
Defined contribution plans are those plans where ArcelorMittal pays fixed or determinable contributions to external life insurance or other funds for certain categories of employees. Contributions are paid in return for services rendered by the employees during the period. Contributions are expensed as incurred consistent with the recognition of wages and salaries.
Defined benefit plans are those plans that provide guaranteed benefits to certain categories of employees, either by way of contractual obligations or through a collective agreement. For defined benefit plans, the cost of providing benefits is determined using the projected unit credit method, with actuarial valuations being carried out each fiscal year.
The retirement benefit obligation recognized in the consolidated statements of financial position represents the present value of the defined benefit obligation less the fair value of plan assets. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using interest rates of high quality corporate bonds that are denominated in the currency in which the benefits will be paid, and that have terms to maturity approximating the terms of the related pension obligation. Remeasurement arising from experience adjustments and changes in actuarial assumptions are charged or credited to other comprehensive income in the period in which they arise. Any asset resulting from this calculation is limited to the present value of available refunds and reductions in future contributions to the plan.
Current service cost, which is the increase of the present value of the defined benefit obligation resulting from the employee service in the current period, is recorded as an expense as part of cost of sales and selling, general and administrative expenses in the consolidated statements of operations. The net interest cost, which is the change during the period in the net defined benefit liability or asset that arises from the passage of time, is recognized as part of financing costs net in the consolidated statements of operations.
The Company recognizes gains and losses on the settlement of a defined benefit plan when the settlement occurs. The gain or loss on settlement comprises any resulting change in the fair value of plan assets and any change in the present value of the defined benefit obligation. Past service cost is the change in the present value of the defined benefit obligation resulting from a plan amendment or a curtailment. Past service cost is recognized immediately in the consolidated statements of operations in the period in which it arises.
Termination plans are those plans that primarily correspond to terminating an employee’s contract following the decision of the employee before the normal retirement date. Liabilities for termination plans are recognized when the affected employees have formally been informed and when amounts owed have been determined using an appropriate actuarial calculation. Liabilities relating to long-term termination plans (like early retirement plans) are calculated annually on the basis of the number of employees that have taken or contractually agreed to take early retirement and are discounted using an interest rate that corresponds to that of high quality bonds that have maturity dates similar to the terms of the Company’s early retirement obligations. Provisions for social plans are recorded in connection with voluntary separation plans. Voluntary retirement plans primarily correspond to the practical implementation of social plans or are linked to collective agreements signed with certain categories of employees. The Company recognizes a liability and expense when it can no longer withdraw the offer or, if earlier, when it has a detailed formal plan which has been communicated to employees or their representatives.
Other long-term employee benefits include various plans that depend on the length of service, such as long service and sabbatical awards, disability benefits and long-term compensated absences such as sick leave. The amount recognized as a liability is the present value of benefit obligations at the consolidated statements of financial position date, and all changes in the provision (including actuarial gains and losses or past service costs) are recognized in the consolidated statements of operations in the period in which they arise.
The expense associated with the above pension plans and post-employment benefits, as well as the carrying amount of the related liability/asset on the consolidated statements of financial position are based on a number of assumptions and factors such as discount rates, expected rate of compensation increase, healthcare cost trend rates, mortality rates and retirement rates.
•Discount rates – The discount rate is based on several high quality corporate bond indexes and yield curves in the appropriate jurisdictions. In countries where there is no deep market in such bonds, the market rates on government bonds are used. Nominal interest rates vary worldwide due to exchange rates and local inflation rates.
•Rate of compensation increase – The rate of compensation increase reflects actual experience and the Company’s long-term outlook, including contractually agreed wage rate increases for represented hourly employees.
•Healthcare cost trend rate – The healthcare cost trend rate is based on historical retiree cost data, near-term healthcare outlook, including appropriate cost control measures implemented by the Company, and industry benchmarks and surveys.
•Mortality and retirement rates – Mortality and retirement rates are based on actual and projected plan experience.
Statements of Financial Position
Share-based payments	ArcelorMittal issues equity-settled share-based payments to certain employees, including stock options, RSUs and PSUs. Equity-settled share-based payments are measured at fair value (excluding the effect of non market-based vesting conditions) at the grant date. The fair value determined at the grant date of the equity-settled share-based payments is expensed on a graded vesting basis over the vesting period, based on the Company’s estimate of the shares that will eventually vest and adjusted for the effect of non market-based vesting conditions. Where the fair value calculation requires modeling of the Company’s performance against other market index, fair value is measured using the Monte Carlo pricing model to estimate the forecasted target performance goal for the company and its peer companies. The expected life used in the model has been adjusted, based on management’s best estimate, for the effects of non-transferability, exercise restrictions and behavioral considerations. In addition, the expected annualized volatility has been set by reference to the implied volatility of options available on ArcelorMittal shares in the open market, as well as, historical patterns of volatility. For the RSUs and PSUs, the fair value determined at the grant date of the equity-settled share-based payments is expensed on a straight line method over the vesting period and adjusted for the effect of non market-based vesting conditions.
Provisions
ArcelorMittal recognizes provisions for liabilities and probable losses that have been incurred when it has a present legal or constructive obligation as a result of past events, it is probable that the Company will be required to settle the obligation and a reliable estimate of the amount of the obligation can be made. If the effect of the time value of money is material, provisions are discounted using a current pre-tax rate that reflects, where appropriate, the risks specific to the liability. Where discounting is used, the increase in the provision due to the passage of time is recognized as a financing cost. Future operating expenses or losses are excluded from recognition as provisions as they do not meet the definition of a liability. Contingent assets and contingent liabilities are excluded from recognition in the consolidated statements of financial position.
Provisions for onerous contracts are recorded in the consolidated statements of operations when it becomes known that the unavoidable costs of meeting the obligations under the contract exceed the economic benefits expected to be received. Assets dedicated to the onerous contracts are tested for impairment before recognizing a separate provision for the onerous contract.
Provisions for restructuring are recognized when and only when a detailed formal plan exists and a valid expectation in those affected by the restructuring has been raised, by starting to implement the plan or announcing its main features.
ArcelorMittal records asset retirement obligations (“ARO”) initially at the fair value of the legal or constructive obligation in the period in which it is incurred and capitalizes the ARO by increasing the carrying amount of the related non-current asset. The fair value of the obligation is determined as the discounted value of the expected future cash flows. The liability is accreted to its present value through net financing cost and the capitalized cost is depreciated in accordance with the Company’s depreciation policies for property, plant and equipment. Subsequently, when reliably measurable, ARO is recorded on the consolidated statements of financial position increasing the cost of the asset and the fair value of the related obligation. Foreign exchange gains or losses on AROs denominated in foreign currencies are recorded in the consolidated statements of operations.
ArcelorMittal is subject to changing and increasingly stringent environmental laws and regulations concerning air emissions, water discharges and waste disposal, as well as certain remediation activities that involve the clean-up of soil and groundwater. ArcelorMittal is currently engaged in the investigation and remediation of environmental contamination at a number of its facilities. Most of these are legacy obligations arising from acquisitions.
Environmental costs that relate to current operations or to an existing condition caused by past operations, and which do not contribute to future revenue generation or cost reduction, are expensed. Liabilities are recorded when environmental assessments and/or remedial efforts are probable and the cost can be reliably estimated based on ongoing engineering studies, discussions with the environmental authorities and other assumptions relevant to the nature and extent of the remediation that may be required. The ultimate cost to ArcelorMittal is dependent upon factors beyond its control such as the scope and methodology of the remedial action requirements to be established by environmental and public health authorities, new laws or government regulations, rapidly changing technology and the outcome of any potential related litigation. Environmental liabilities are discounted if the aggregate amount of the obligation and the amount and timing of the cash payments are fixed or reliably determinable.
The estimates of loss contingencies for environmental matters and other contingencies are based on various judgments and assumptions including the likelihood, nature, magnitude and timing of assessment, remediation and/or monitoring activities and the probable cost of these activities. In some cases, judgments and assumptions are made relating to the obligation or willingness and ability of third parties to bear a proportionate or allocated share of cost of these activities, including third parties who sold assets to ArcelorMittal or purchased assets from it subject to environmental liabilities. ArcelorMittal also considers, among other things, the activity to date at particular sites, information obtained through consultation with applicable regulatory authorities and third-party consultants and contractors and its historical experience with other circumstances judged to be comparable. Due to the numerous variables associated with these judgments and assumptions, and the effects of changes in governmental regulation and environmental technologies, both the precision and reliability of the resulting estimates of the related contingencies are subject to substantial uncertainties. As estimated costs to remediate change, the Company will reduce or increase the recorded liabilities through write backs or additional provisions in the consolidated statements of operations. ArcelorMittal does not expect these environmental issues to affect the utilization of its plants, now or in the future.
ArcelorMittal is currently and may in the future be involved in litigation, arbitration or other legal proceedings. Provisions related to legal and arbitration proceedings are recorded in accordance with the principles described above.
Most of these claims involve highly complex issues. Often these issues are subject to substantial uncertainties and, therefore, the probability of loss and an estimation of damages are difficult to ascertain. Consequently, ArcelorMittal may be unable to make a reliable estimate of the expected financial effect that will result from ultimate resolution of the proceeding. In those cases, ArcelorMittal has disclosed information with respect to the nature of the contingency. ArcelorMittal has not accrued a provision for the potential outcome of these cases.
For cases in which the Company was able to make a reliable estimate of the expected loss or range of probable loss and has accrued a provision for such loss, it believes that publication of this information on a case-by-case basis would seriously prejudice the Company’s position in the ongoing legal proceedings or in any related settlement discussions. Accordingly, in these cases, the Company has disclosed information with respect to the nature of the contingency, but has not disclosed its estimate of the range of potential loss.
In the cases in which quantifiable fines and penalties have been assessed, the Company has indicated the amount of such fine or penalty or the amount of provision accrued that is the estimate of the probable loss.
These assessments can involve a series of complex judgments about future events and can rely heavily on estimates and assumptions. The assessments are based on estimates and assumptions that have been deemed reasonable by management. The Company believes that the aggregate provisions recorded for the above matters are adequate based upon currently available information. However, given the inherent uncertainties related to these cases and in estimating contingent liabilities, the Company could, in the future, incur judgments that have a material adverse effect on its results of operations in any particular period. The Company considers it highly unlikely, however, that any such judgments could have a material adverse effect on its liquidity or financial condition.

Deferred income tax
The current tax payable (recoverable) is based on taxable profit (loss) for the year. Taxable profit differs from profit as reported in the consolidated statements of operations because it excludes items of income or expense that are taxable or deductible in other years or are never taxable or deductible. The Company’s current income tax expense (benefit) is calculated using tax rates that have been enacted or substantively enacted as of the date of the consolidated statements of financial position.
Tax is charged or credited to the consolidated statements of operations, except when it relates to items charged or credited to other comprehensive income or directly to equity, in which case the tax is recognized in other comprehensive income or in equity.
Deferred tax is recognized on differences between the carrying amounts of assets and liabilities, in the consolidated financial statements and the corresponding tax basis used in the computation of taxable profit, and is accounted for using the statements of financial position liability method. Deferred tax liabilities are generally recognized for all taxable temporary differences, and deferred tax assets are generally recognized for all deductible temporary differences and net operating loss carry forwards to the extent that it is probable that taxable profits will be available against which those deductible temporary differences can be utilized. Such assets and liabilities are not recognized if the taxable temporary difference arises from the initial recognition of non-deductible goodwill or if the differences arise from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit nor the profit reported in the consolidated statements of operations.
Deferred tax liabilities are recognized for taxable temporary differences associated with investments in subsidiaries, associates and joint ventures, except if the Company is able to control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred tax assets arising from deductible temporary differences associated with such investments are only recognized to the extent that it is probable that there will be sufficient taxable profits against which the benefits of the temporary differences can be utilized and are expected to reverse in the foreseeable future.
Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset realized, based on tax rates (and tax laws) that have been enacted or substantively enacted at the consolidated statements of financial position date. The measurement of deferred tax assets and liabilities reflects the tax consequences that would result from the manner in which the Company expects, at the reporting date, to recover or settle the carrying amount of its assets and liabilities.
The carrying amount of deferred tax assets is reviewed at each consolidated statements of financial position date and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to enable all or part of the asset to be recovered. The Company reviews the deferred tax assets in the different jurisdictions in which it operates to assess the possibility of realizing such assets based on projected taxable profit, the expected timing of the reversals of existing temporary differences, the carry forward period of temporary differences and tax losses carried forward and the implementation of planning strategies. Due to the numerous variables associated with these judgments and assumptions, both the precision and reliability of the resulting estimates of the deferred tax assets are subject to substantial uncertainties. In case a history of recent losses is present, the Company considers whether convincing other evidence exists, such as the character of (historical) losses and planning opportunities, to support the deferred tax assets recognition.
Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities, when they relate to income taxes levied by the same taxation authority and when the Company intends to settle its current tax assets and liabilities on a net basis.
Uncertain (income) tax positions are periodically assessed by the Company based on management’s best judgment given any changes in the facts, circumstances and information available and applicable tax laws. When it is probable that the tax authorities will not accept the position taken, the Group establishes provisions based on the most likely amount of the liability (recovery) or weighted average of various possible outcomes to reflect the effect of the uncertainty in determining the related taxable profit (tax loss), tax bases, unused tax losses, unused tax credits or tax rates, to the extent that a reliable estimate can be made.
Earnings per common share	Basic earnings per common share is computed by dividing net income (loss) by the weighted average number of common shares outstanding during the year. Diluted earnings per share is computed by dividing income (loss) available to equity holders by the weighted average number of common shares plus potential common shares from share unit plans and outstanding stock options whenever the conversion results in a dilutive effect.
Transactions with non-controlling interests	Acquisitions of non-controlling interests, which do not result in a change of control, are accounted for as transactions with owners in their capacity as owners and therefore no goodwill is recognized as a result of such transactions. In such circumstances, the carrying amounts of the controlling and non-controlling interests are adjusted to reflect the changes in their relative interests in the subsidiary. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received is recognized directly in equity and attributed to the owners of the parent.
Trade accounts payables and other	Trade accounts payable are obligations to pay for goods that have been acquired in the ordinary course of business from suppliers. Trade accounts payable have maturities from 15 to 180 days depending on the type of material, the geographic area in which the purchase transaction occurs and the various contractual agreements. The carrying value of trade accounts payable approximates fair value. The Company’s average outstanding number of trade payable days amounted to 82 over the last 5 years.